Note 4 - Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 4 - Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation consisted of the following:

	June 30, 2016	December 31, 2015
Furniture, fixtures, and equipment	$8,403	$8,403
Less: accumulated depreciation	(4,637)	(3,225)
Fixed assets, net	$3,766	$5,178

Depreciation Expense

Depreciation expense for the six months ended June 30, 2016 and 2015, was $1,412 and $1,396, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation consisted of the following at December 31:

	2015	2014
Furniture, fixtures, and equipment	$8,403	$8,403
Less: accumulated depreciation	(3,225)	(416)
Fixed assets, net	$5,178	$7,987

Depreciation Expense

Depreciation expense for the years ended December 31, 2015 and 2014, was $2,810 and $416, respectively.